Note 7 - Off-statement of Financial Condition Activities (Details Textual) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments to Extend Credit [Member]
Fair Value Disclosure, off-Balance-Sheet Risks, Amount, Liability	$ 1,212,486	$ 2,351,167